ORGANIZATION AND BUSINESS ACTIVITIES - Additional Information (Detail) - $ / shares	May. 31, 2015	May. 31, 2014	Dec. 08, 2010
Organization and Nature Of Operations [Line Items]
Reverse stock split, Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001